Note 20 - Licensing Arrangement (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Licenses Revenue	$ 1,000,000	$ 50,000	$ 50,000
Amortization Of Licensing Revenue	20 years
Deferred Revenue		$ 879,000	$ 929,000